Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee Benefits	33 — Employee Benefits
Share-Based Compensation Plans
The Group made grants of share-based compensation under the Deutsche Bank Equity Plan. This plan represents a contingent right to receive Deutsche Bank common shares after a specified period of time. The award recipient is not entitled to receive dividends during the vesting period of the award.
The share awards granted under the terms and conditions of the Deutsche Bank Equity Plan may be forfeited fully or partly if the recipient voluntarily terminates employment before the end of the relevant vesting period (or release period for Upfront Awards). Vesting usually continues after termination of employment in cases such as redundancy or retirement. Deferred share awards are subject to forfeiture provisions and performance conditions until release.
In countries where legal or other restrictions hinder the delivery of shares, a cash plan variant of the Deutsche Bank
Equity Plan was used for granting awards, and for employees of certain legal entities, deferred equity is replaced with restricted shares due to local regulatory requirements.
Please note that this table does not cover awards granted to the Management Board. For awards granted under the DWS
Equity Plan, please refer to the DWS Share-Based Compensation Plans section.
The following table sets forth the basic terms of these share plans:

Grant year(s)	Deutsche Bank Equity Plan	Vesting schedule	Eligibility
2022-2025[4]	Annual Award	1/4: 12 months[1]	Select employees as
		1/4: 24 months[1]	annual performance-based
		1/4: 36 months[1]	compensation
		1/4: 48 months[1]	(CB/IB/CRU and InstVV MRTs)
	Annual Award	1/3: 12 months[1]	Select employees as
		1/3: 24 months[1]	annual performance-based
		1/3: 36 months[1]	compensation (non-CB/IB/CRU)
	Annual Award	1/5: 12 months[1]	Select employees as
		1/5: 24 months[1]	annual performance-based
		1/5: 36 months[1]	compensation (Senior Management)
1/5: 48 months[1]
1/5: 60 months[1]
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
	Severance	Individual specification	Regulatory requirement for certain employees to defer severance payments
	Annual Award – Upfront	Vesting immediately at grant[3]	Selected employees
2019-2021[4]	Annual Award	1/4: 12 months[1]	Select employees as
		1/4: 24 months[1]	annual performance-based
		1/4: 36 months[1]	compensation
		1/4: 48 months[1]	(CB/IB/CRU and InstVV MRTs in a Material Business Unit)[2]
	Annual Award	1/3: 12 months[1]	Select employees as
		1/3: 24 months[1]	annual performance-based
		1/3: 36 months[1]	compensation (non-CB/IB/CRU)[2]
	Annual Award	1/5: 12 months[1]	Select employees as
		1/5: 24 months[1]	annual performance-based
		1/5: 36 months[1]	compensation (Senior Management)
1/5: 48 months[1]
1/5: 60 months[1]
	Retention/New Hire/Off-Cycle[5]	Individual specification	Select employees to attract and retain the best talent
	Severance	Individual specification	Regulatory requirement for certain employees to defer severance payments
	Annual Award – Upfront	Vesting immediately at grant[3]	Regulated employees
[1]For InstVV-regulated employees (and Senior Management) a further retention period of twelve months applies
[2]For grant year 2019 divisions were called CIB, for grant years 2020 and 2021 CIB is split into CB/IB/CRU
[3]Share delivery takes place after a further retention period of twelve months
[4]Annual and Retention/New Hire awards include grants made under the Restricted Share Plan from 2019-2025
[5]Off-Cycle awards granted up to 2020
Furthermore, the Group offers a broad-based employee share ownership plan entitled Global Share Purchase Plan. The
Global Share Purchase Plan offers employees in specific countries the opportunity to purchase Deutsche Bank shares in monthly installments over one year. At the end of the purchase cycle, the Group matches the acquired stock in a ratio of one to one up to a maximum of ten free shares, provided that the employee remains at Deutsche Bank Group for another year. In total, 12,775 staff from 21 countries enrolled in the cycle that began in November 2025.
The Group has other local share-based compensation plans, none of which, individually or in the aggregate, are material to the consolidated financial statements.
The following table sets out the movements in share award units, including grants under the cash plan variant of the
Deutsche Bank Equity Plan.

Share units (in thousands)	2025	2024
Balance outstanding as of January 01	116,589	128,628
Granted	33,457	41,167
Released	(44,091)	(50,015)
Forfeited	(2,844)	(3,491)
Other movements	78	300
Balance outstanding as of December 31	103,189	116,589
The following table sets out key information regarding awards granted, released and remaining in the year.

	2025			2024
	Weighted average fair value per award granted in year	Weighted average share price at release in year	Weighted average remaining contractual life in years	Weighted average fair value per award granted in year	Weighted average share price at release in year	Weighted average remaining contractual life in years
DB Equity Plan	€17.47	€21.77	1.35	€10.30	€12.92	1.4

Share-based payment transactions resulting in a cash payment give rise to a liability, which amounted to approximately
€ 20 million and € 14 million for the years ended December 31, 2025 and 2024, respectively.
The grant volume of outstanding share awards was approximately € 1.1 billion and € 1.0 billion as of December 31, 2025 and 2024, respectively. Thereof, approximately € 0.8 billion and € 0.8 billion had been recognized as compensation expense in the reporting year or prior to that. Hence, compensation expense for deferred share-based compensation not yet recognized amounted to approximately € 0.3 billion and € 0.2 billion as of December 31, 2025 and 2024, respectively.
DWS Share-Based Compensation Plans
The DWS Group made grants of share-based compensation under the DWS Equity Plan. This plan represents a contingent right to receive a cash payment by reference to the value of DWS shares during a specified time period.
In September 2018 one-off Initial Public Offering (IPO) related awards under the DWS Stock Appreciation Rights (SAR)
Plan were granted to all DWS employees. A limited number of DWS senior managers were granted a one-off IPO-related
Performance Share Unit under the DWS Equity Plan instead. For members of the Executive Board, one-off IPO-related awards under the DWS Equity Plan were granted in January 2019.
The DWS Stock Appreciation Rights Plan represents a contingent right to receive a cash payment equal to any appreciation (or gain) in the value of a set number of notional DWS shares over a fixed period of time. This award does not provide any entitlement to receive DWS shares, voting rights or associated dividends.
The DWS Equity Plan is a phantom share plan representing a contingent right to receive a cash payment by reference to the value of DWS shares during a specified period of time.
The award recipient for any share-based compensation plan is not entitled to receive dividends during the vesting period of the award.
The share awards granted under the terms and conditions of any share-based compensation plan are forfeited fully or partly if the recipient voluntarily terminates employment before the end of the relevant vesting period (or the end of the retention period for Upfront Awards). Vesting usually continues after termination of employment in cases such as redundancy or retirement.
The following table sets forth the basic terms of the DWS share-based plans:

Grant year(s)	Deutsche Bank Equity Plan	Vesting schedule	Eligibility
2024-2025	Annual Awards	1/3: 12 months[1]	Select employees as annual
		1/3: 24 months[1]	performance-based
		1/3: 36 months[1]	compensation
	Annual Awards (Senior Management)	1/5: 12 months[1]	Members of the Executive Board
1/5: 24 months[1]
1/5: 36 months[1]
1/5: 48 months[1]
1/5: 60 months[1]
	Annual Award - Upfront	Vesting immediately at grant[1]	Regulated employees
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
2023	Annual Awards	1/4: 12 months[1]	Select employees as annual
		1/4: 24 months[1]	performance-based
		1/4: 36 months[1]	compensation (InstVV MRTs)
1/4: 48 months[1]
	Annual Awards	1/3: 12 months[1]	Select employees as annual
		1/3: 24 months[1]	performance-based
		1/3: 36 months[1]	compensation (non-InstVV MRTs)
	Annual Awards (Senior Management)	1/5: 12 months[1]	Members of the Executive Board
1/5: 24 months[1]
1/5: 36 months[1]
1/5: 48 months[1]
1/5: 60 months[1]
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
	Severance	Individual specification	Regulatory requirement for certain employees to defer severance payments
2022	Annual Awards	1/4: 12 months[1]	Select employees as annual
		1/4: 24 months[1]	performance-based
		1/4: 36 months[1]	compensation (InstVV MRTs)
1/4: 48 months[1]
	Annual Awards	1/3: 12 months[1]	Select employees as annual
		1/3: 24 months[1]	performance-based
		1/3: 36 months[1]	compensation (non-InstVV MRTs)
	Annual Awards (Senior Management)	1/5: 12 months[1]	Members of the Executive Board
1/5: 24 months[1]
1/5: 36 months[1]
1/5: 48 months[1]
1/5: 60 months[1]
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
	Severance	Individual specification	Regulatory requirement for certain employees to defer severance payments
2021	Annual Awards	1/4: 12 months[1]	Select employees as annual
		1/4: 24 months[1]	performance-based
		1/4: 36 months[1]	compensation (InstVV MRTs)
1/4: 48 months[1]
	Annual Awards	1/3: 12 months[1]	Select employees as annual
		1/3: 24 months[1]	performance-based
		1/3: 36 months[1]	compensation (non-InstVV MRTs)
	Annual Awards (Senior Management)	1/5: 12 months[1]	Members of the Executive Board
1/5: 24 months[1]
1/5: 36 months[1]
1/5: 48 months[1]
1/5: 60 months[1]
	Retention/New Hire	Individual specification	Select employees to attract and retain the best talent
2020	Annual Awards (Senior Management)	1/5: 12 months[1]	Members of the Executive Board
1/5: 24 months[1]
1/5: 36 months[1]

Grant year(s)	Deutsche Bank Equity Plan	Vesting schedule	Eligibility
1/5: 48 months[1]
1/5: 60 months[1]
	Severance	Individual specification	Regulatory requirement for certain employees to defer severance payments
2019	Annual Awards (Senior Management)	1/5: 12 months[1]	Members of the Executive Board
1/5: 24 months[1]
1/5: 36 months[1]
1/5: 48 months[1]
1/5: 60 months[1]
	Performance Share Unit Award	1/3: March 2022[1]	Members of the Executive Board
	(one-off IPO related award granted in 2019)	1/3: March 2023[1]
1/3: March 2024[1]
2018	Performance Share Unit Award	1/3: March 2022[1]	Select Senior Managers
	(one-off IPO related award )[1]	1/3: March 2023[1]
1/3: March 2024[1]
	SAR Award (one-off IPO related award)	For non-MRTs: 1 June 2021[3]	all DWS employees[2]
For MRTs: 1 March 2023[1,3]
[1]Depending on their individual regulatory status, a six month retention period (AIFMD/UCITS MRTs) or a twelve month retention period (InstVV, and/or IFD MRTs starting from 2023) applies after vesting
[2]Unless the employee received Performance Share Unit Award
[3]For outstanding awards, a 4-year exercise period applies following vesting/retention period
The following table sets out the movements in share award units.

	DWS Equity Plan		DWS SAR Plan
	2025	2024	2025		2024
Share units (in thousands)	Number of Awards	Number of Awards	Number of Awards	Weighted- average exercise price	Number of Awards	Weighted- average exercise price
Outstanding at beginning of year	2,017	2,377	367	€22.33	735	€24.65
Granted	699	938	—		35	22.33
Issued or Exercised	(1,007)	(1,342)	(305)	€22.33	(369)	€24.35
Forfeited	(29)	(41)	—		—	€—
Expired	—	—	(38)	€22.33	(18)	€23.40
Other Movements	46	86	—	€22.33	(16)	€22.33
Outstanding at end of year	1,726	2,017	23	€22.33	367	€22.33
Of which, exercisable	—	—	23	€22.33	367	€22.33

The following table sets out key information regarding awards granted, released and remaining in the year.

	2025			2024
	Weighted average fair value per award granted in year	Weighted average share price at release/ exercise in year	Weighted average remaining contractual life in years	Weighted average fair value per award granted in year	Weighted average share price at release/ exercise in year	Weighted average remaining contractual life in years
DWS Equity Plan	37.92	49.18	1.45	31.59	35.79	1.4
DWS SAR Plan	0	48.73	1.73	13.4	38.78	0.8
The fair value of outstanding share-based awards was approximately € 64 million and € 74 million as of December 31,
2025 and 2024, respectively. Of the awards, approximately € 48 million and € 63 millionhas been recognized in the income statement up to the period ending 2025 and 2024 respectively, of which € 14 millionand € 40 million as of
December 31, 2025 and 2024 relate to fully vested awards. Total unrecognized expense related to share-based plans was approximately € 16 million and € 12 million as of December 31, 2025 and 2024 respectively, dependent on future share price development.
The fair value of the DWS Stock Appreciation Rights Plan awards has been measured using the generalized Black-
Scholes model. The liabilities incurred are re-measured at the end of each reporting period until settlement. The principal inputs being the market value on reporting date, discounted for any dividends foregone over the holding periods of the award, and adjustment for expected and actual levels of vesting which includes estimating the number of eligible employees leaving the Group and number of employees eligible for early retirement. The inputs used in the measurement of the fair values at grant date and measurement date were as follows.

	Measurement date Dec 31, 2025	Measurement date Dec 31, 2024
Units (in thousands)	23	367
Fair value	€34.36	€17.72
Share price	€56.50	€39.80
Exercise price	€22.33	€22.33
Expected volatility (weighted-average)	33%	33%
Expected life (weighted-average) in years	1.7	0.8
Expected dividends (% of income)	65%	65%

Given there is no liquid market for implied volatility of DWS shares, the calculation of DWS share price volatility is based on 5-year historical data for DWS and a comparable peer group.
Post-employment Benefit Plans
Nature of Plans
The Group sponsors a number of post-employment benefit plans on behalf of its employees, both defined contribution plans and defined benefit plans. The Group’s plans are accounted for based on the nature and substance of the plan.
Generally, for defined benefit plans the value of a participant’s accrued benefit is based on each employee’s remuneration and length of service; contributions to defined contribution plans are typically based on a percentage of each employee’s remuneration. The rest of this note focuses predominantly on the Group’s defined benefit plans.
The Group’s defined benefit plans are primarily described on a geographical basis, reflecting differences in the nature and risks of benefits, as well as in the respective regulatory environments. In particular, the requirements set by local regulators can vary significantly and determine the design and financing of the benefit plans to a certain extent. Key information is also shown based on participant status, which provides a broad indication of the maturity of the Group’s obligations.

	Dec 31, 2025
in € m.	Germany	U.K.	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	2,816	210	202	699	3,927
Participants in deferred status	1,673	1,135	470	82	3,360
Participants in payment status	4,860	1,333	417	218	6,828
Total defined benefit obligation	9,349	2,678	1,089	999	14,115
Fair value of plan assets	9,632	3,505	944	1,158	15,239
Funding ratio (in %)	103%	131%	87%[1]	116%	108%
1U.S. Total defined benefit obligation is inclusive of the unfunded U.S. Medicare Plan € 105 million in addition to defined benefit pension plans. The U.S. defined benefit pension funding ratio excluding Medicare is 96%

	Dec 31, 2024
in € m.	Germany	U.K.	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	3,084	272	229	715	4,300
Participants in deferred status	1,805	1,321	526	84	3,736
Participants in payment status	5,075	1,210	461	229	6,975
Total defined benefit obligation	9,964	2,803	1,216	1,028	15,011
Fair value of plan assets	10,237	3,678	1,050	1,141	16,106
Funding ratio (in %)	103%	131%	86%[1]	111%	107%
1U.S. Total defined benefit obligation is inclusive of the unfunded U.S. Medicare Plan € 120 million in addition to defined benefit pension plans. The U.S. defined benefit pension funding ratio excluding Medicare is 96%
The majority of the Group’s defined benefit plan obligations relate to Germany, the United Kingdom and the United
States. Within the other countries, the largest obligation relates to Switzerland. In Germany and some continental
European countries, post-employment benefits are usually agreed on a collective basis with respective employee workers councils, unions or their equivalent. The Group’s main pension plans are governed by boards of trustees, fiduciaries or their equivalent.
Post-employment benefits can form an important part of an employee’s total remuneration. The Group’s approach is that their design shall be attractive to employees in the respective market, but sustainable for the Group to provide over the longer term. At the same time, the Group tries to limit its risks related to provision of such benefits. Consequently, the
Group has moved to offer defined contribution plans in many locations over recent years.
In the past the Group typically offered pension plans based on final pay prior to retirement. These types of benefits still form a significant part of the pension obligations for participants in deferred and payment status. Currently, in Germany and the United States, the main defined benefit pension plans for active staff are cash account type plans where the
Group credits an annual amount to individual accounts based on an employee’s current compensation. Dependent on the plan rules, the accounts increase either at a fixed interest rate or participate in market movements of certain underlying investments to limit the investment risk for the Group. Sometimes, particularly in Germany, there is a guaranteed benefit amount within the plan rules, e.g. payment of at least the amounts contributed. Upon retirement, beneficiaries may usually opt for a lump sum, a fixed number of annual installments or for conversion of the accumulated account balance into a life annuity. This conversion is often based on market conditions and mortality assumptions at retirement.
The Group also sponsors retirement and termination indemnity plans in several countries, as well as some post-
employment medical plans for a number of current and retired employees, mainly in the United States. The post-
employment medical plans typically pay fixed percentages of medical expenses of eligible retirees after a set deductible has been met. In the United States, once a retiree is eligible for Medicare, the Group contributes to a Health
Reimbursement Account and the retiree is no longer eligible for the Group’s medical program. The Group’s total defined benefit obligation for post-employment medical plans was € 126 million and € 142 million on December 31, 2025 and
December 31, 2024, respectively. In combination with the benefit structure, these plans represent limited risk for the
Group, given the nature and size of the post-retirement medical plan liabilities versus the size of the Group’s balance sheet at year end 2025.
The following amounts of expected benefit payments from the Group’s defined benefit plans include benefits attributable to employees’ past and estimated future service and include both amounts paid from the Group’s external pension trusts and paid directly by the Group in respect of unfunded plans.

in € m.	Germany	U.K.	U.S.	Other	Total
Actual benefit payments 2025	554	109	89	72	824
Benefits expected to be paid 2026	580	131	78	72	861
Benefits expected to be paid 2027	582	139	77	72	870
Benefits expected to be paid 2028	601	148	83	70	902
Benefits expected to be paid 2029	616	160	84	72	932
Benefits expected to be paid 2030	630	165	81	70	946
Benefits expected to be paid 2031 - 2035	3,221	891	418	392	4,922
Weighted average duration of defined benefit obligation (in years)	10	12	9	9	10

Multi-employer Plans
In Germany, the Group is a member of the BVV Versicherungsverein des Bankgewerbes a.G. (BVV) together with other financial institutions. The BVV offers retirement benefits to eligible employees in Germany as a complement to post-
employment benefit promises of the Group. Both employers and employees contribute on a regular basis to the BVV. The
BVV provides annuities of a fixed amount to individuals on retirement and increases these fixed amounts if surplus assets arise within the plan. According to legislation in Germany, the employer is ultimately liable for providing the benefits to its employees. An increase in benefits may also arise due to additional obligations to retirees for the effects of inflation.
BVV is a multi-employer defined benefit plan. However, in line with industry practice, the Group accounts for it as a defined contribution plan since insufficient information is available to identify assets and liabilities relating to the Group’s current and former employees, primarily because the BVV does not fully allocate plan assets to beneficiaries nor to member companies.
Governance and Risk
The Group maintains a Pensions Committee to oversee its pension and related risks on a global basis. This Committee meets at least quarterly and reports directly to the Senior Executive Compensation Committee.
Within this context, the Group develops and maintains guidelines for governance and risk management, including funding, asset allocation and actuarial assumption setting.
During and after acquisitions or changes in the external environment (e.g., legislation, taxation), topics such as the general plan design or potential plan amendments are considered. Any plan changes follow a process requiring approval by Group Human Resources and, above a certain threshold, also of the Pensions Committee.
Pension risk management is embedded in the Group’s risk management organization, with strong focus on market risks given importance of capital market developments (e.g., interest rate, credit spread, price inflation) for the value of plan assets and liabilities, hence IFRS and regulatory capital. Risk management thereby encompasses regular measurement, monitoring and reporting of risks via specific metrics, as well as a risk control framework, e.g., via the establishment of risk limits or thresholds as applicable. Risk management activities also include the consideration, review and measurement of other financial risks, e.g., risks from demographic and other actuarial assumptions (e.g., longevity risk) but also the assessment of model, valuation and other non-financial risks.
In the Group’s key pension countries, the Group’s largest post-employment benefit plan risk exposures relate to potential changes in credit spreads, interest rates, price inflation and longevity, that are partially mitigated through the investment strategy adopted. To the extent that pension plans are funded, the assets held mitigate some of the liability risks, but introduce investment risk.
Overall, the Group seeks to minimize the impact of pensions on the Group’s financial position from market movements, subject to balancing the trade-offs involved in financing post-employment benefits, regulatory capital and constraints from local funding or accounting requirements.
Funding
The Group maintains various external pension trusts to fund the majority of its defined benefit plan obligations. The
Group’s funding principle is to maintain funding of the defined benefit obligation by plan assets within a range of 90% to
100% of the obligation, subject to meeting any local statutory requirements. The Group has also determined that certain plans should remain unfunded, although their funding approach is subject to periodic review, e.g., when local regulations or practices change. Obligations for the Group’s unfunded plans are accrued on the balance sheet.
For many of the externally funded defined benefit plans there are local minimum funding requirements. The Group can decide on any additional plan contributions, with reference to the Group’s funding principle. There are some locations,
e.g., the United Kingdom, where the trustees and the Group jointly agree contribution levels. In most countries, the
Group expects to receive an economic benefit from any plan surpluses of plan assets compared to defined benefit obligations, typically by way of reduced future contributions. Given the relatively high funding level and the investment strategy adopted in the Group’s key funded defined benefit plans, any minimum funding requirements that may apply are not expected to place the Group under any material adverse cash strain in the short term. With reference to the
Group’s funding principle, the Group considers not re-claiming benefits paid from the Group’s assets as an equivalent to making cash contributions into the external pension trusts during the year.
In order to limit the extent to which the Group breached the upper end of its target funding ratio within Germany, the
Group has claimed around € 540 million and € 520 million from the trust in 2025 and 2024, respectively, from the plan assets which represents the benefits paid from the Group’s assets on behalf of the trust.
For post-retirement medical plans, the Group accrues for obligations over the period of employment and pays the benefits from Group assets when the benefits become due.
Actuarial Methodology and Assumptions
December 31 is the measurement date for all plans. All plans are valued by independent qualified actuaries using the projected unit credit method. A Group policy provides guidance to ensure consistency globally on setting actuarial assumptions which are finally determined by the Group’s Pensions Committee. Senior management of the Group is regularly informed of movements and changes in key actuarial assumptions.
The key actuarial assumptions applied in determining the defined benefit obligations on December 31 are presented below in the form of weighted averages.

	December 31, 2025				December 31, 2024
	Germany	U.K.	U.S.[1]	Other	Germany	U.K.	U.S.[1]	Other
Discount rate (in %)	4.06%	5.54%	5.22%	3.52%	3.52%	5.48%	5.51%	3.20%
Rate of price inflation (in %)	2.02%	3.17%	2.30%	1.51%	2.06%	3.46%	2.20%	1.60%
Rate of nominal increase in future compensation levels (in %)	2.20%	3.17%	2.40%	3.10%	2.25%	3.46%	2.30%	2.96%
Rate of nominal increase for pensions in payment (in %)	2.02%	2.96%	2.30%	0.55%	2.06%	3.18%	2.20%	0.59%

Assumed life expectancy at age 65
For a male aged 65 at measurement date	21.5	23.5	22.7	22.1	21.5	23.2	22.1	22.0
For a female aged 65 at measurement date	22.9	25.1	23.9	24.1	23.7	25.1	23.5	24.1
For a male aged 45 at measurement date	22.8	24.8	24.0	23.7	22.8	24.4	23.5	23.6
For a female aged 45 at measurement date	24.0	26.5	25.3	25.6	24.8	26.4	24.9	25.6

Mortality tables applied	2025 Modified Richttafel n Heubeck 2018G	SAPS4 Light/Very Light with CMI 2024 projection s	PRI-2012 with adjusted MP-2021 projection	Country specific tables	2019 Modified Richttafel n Heubeck 2018G	SAPS3 Light/Very Light with CMI 2023 projection s	PRI-2012 with MP-2021 projection	Country specific tables
[1]Cash balance interest crediting rate in line with the 30-year U.S. government bond yield
For the Group’s most significant pension plans in the key countries, the discount rate used at each measurement date is set based on a high quality corporate bond yield curve, which is derived using a bond universe sourced from reputable third-party market data providers, and reflects the timing, amount and currency of the future expected benefit payments for the respective plan.
The price inflation assumptions in the Eurozone and the United Kingdom are set with reference to market measures of inflation based on inflation swap rates in those markets at each measurement date. For other countries, the price inflation assumptions are typically based on long term forecasts by Consensus Economics Inc.
The assumptions for the increases in future compensation levels and for increases to pensions in payment are developed separately for each plan, where relevant. Each is set based on the price inflation assumption and reflecting the Group’s reward structure or policies in each market, as well as relevant local statutory and plan-specific requirements. In 2024, the Group introduced a refinement to the methodology for estimating increases to pensions in payment for its main
German pension plan to better reflect the effects of recent short-term inflation, which resulted in a benefit recognized in
Other Comprehensive Income of € 100 million.
Among other assumptions, mortality assumptions can be significant in measuring the Group’s obligations under its defined benefit plans. These assumptions have been set in accordance with current best estimate in the respective countries. Future potential improvements in longevity have been considered and included where appropriate.
Reconciliation in Movement of Liabilities and Assets – Impact on Financial Statements

	2025
in € m.	Germany	U.K.	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	9,964	2,803	1,216	1,028	15,011
Defined benefit cost recognized in Profit & Loss
Current service cost	106	7	6	39	158
Interest cost	343	145	59	31	578
Past service cost and gain or loss arising from settlements	14	2	—	12	28
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(517)	(87)	28	(25)	(601)
Actuarial gain or loss arising from changes in demographic assumptions	(56)	1	9	1	(45)
Actuarial gain or loss arising from experience	54	64	5	14	137
Cash flow and other changes
Contributions by plan participants	1	—	—	16	17
Benefits paid	(554)	(109)	(89)	(73)	(825)
Payments in respect to settlements	—	—	—	(6)	(6)
Acquisitions/Divestitures	(6)	—	—	—	(6)
Exchange rate changes	—	(148)	(145)	(38)	(331)
Other	—	—	—	—	—
Balance, end of year	9,349	2,678	1,089	999	14,115
thereof:
Unfunded	—	8	122	62	192
Funded	9,349	2,670	967	937	13,923

Change in fair value of plan assets:
Balance, beginning of year	10,237	3,678	1,050	1,141	16,106
Defined benefit cost recognized in Profit & Loss
Interest income	354	191	51	34	630
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(443)	(58)	28	21	(452)
Cash flow and other changes
Contributions by plan participants	1	—	—	16	17
Contributions by the employer	43	—	19	47	109
Benefits paid[1]	(554)	(109)	(76)	(65)	(804)
Payments in respect to settlements	—	—	—	—	—
Acquisitions/Divestitures	(6)	—	—	—	(6)
Exchange rate changes	—	(194)	(126)	(35)	(355)
Other	—	—	—	—	—
Plan administration costs	—	(3)	(2)	(1)	(6)
Balance, end of year	9,632	3,505	944	1,158	15,239
Funded status, end of year	283	827	(145)	159	1,124

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	—	—	—	(111)	(111)
Interest cost	—	—	—	(1)	(1)
Changes in irrecoverable surplus	—	—	—	(32)	(32)
Exchange rate changes	—	—	—	(1)	(1)
Balance, end of year	—	—	—	(145)	(145)

Net asset (liability) recognized	283	827	(145)	14	979[2]

Fair value of reimbursement rights	—	—	—	3	3
[1]For funded plans only
[2]Thereof € 1.2 billion recognized in Other assets and € 261 millionin Other liabilities

	2024
in € m.	Germany	U.K.	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	10,504	3,026	1,172	979	15,681
Defined benefit cost recognized in Profit & Loss
Current service cost	119	8	7	37	171
Interest cost	343	137	58	32	570
Past service cost and gain or loss arising from settlements	14	1	—	—	15
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(549)	(398)	(13)	13	(947)
Actuarial gain or loss arising from changes in demographic assumptions	—	10	—	3	13
Actuarial gain or loss arising from experience	71	(12)	(1)	11	69
Cash flow and other changes
Contributions by plan participants	1	—	—	16	17
Benefits paid	(539)	(113)	(85)	(62)	(799)
Payments in respect to settlements	—	—	—	—	—
Acquisitions/Divestitures	—	—	—	—	—
Exchange rate changes	—	142	78	(1)	219
Other	—	2	—	—	2
Balance, end of year	9,964	2,803	1,216	1,028	15,011
thereof:
Unfunded	—	10	139	68	217
Funded	9,964	2,793	1,077	960	14,794

Change in fair value of plan assets:
Balance, beginning of year	10,532	3,912	1,003	1,071	16,518
Defined benefit cost recognized in Profit & Loss
Interest income	350	177	50	34	611
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(148)	(479)	4	34	(589)
Cash flow and other changes
Contributions by plan participants	1	—	—	16	17
Contributions by the employer	41	—	—	36	77
Benefits paid[1]	(539)	(112)	(71)	(54)	(776)
Payments in respect to settlements	—	—	—	—	—
Acquisitions/Divestitures	—	—	—	—	—
Exchange rate changes	—	185	67	4	256
Other	—	—	—	1	1
Plan administration costs	—	(5)	(3)	(1)	(9)
Balance, end of year	10,237	3,678	1,050	1,141	16,106
Funded status, end of year	273	875	(166)	113	1,095

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	—	—	—	(102)	(102)
Interest cost	—	—	—	(1)	(1)
Changes in irrecoverable surplus	—	—	—	(9)	(9)
Exchange rate changes	—	—	—	1	1
Balance, end of year	—	—	—	(111)	(111)

Net asset (liability) recognized	273	875	(166)	2	984[2]

Fair value of reimbursement rights	—	—	—	3	3
[1]For funded plans only
[2]Thereof € 1.3 billion recognized in Other assets and € 317 million in Other liabilities
Investment Strategy
The Group’s investment objective is to protect the Group from adverse impacts of its defined benefit pension plans on key financial metrics. The primary focus is to protect the plans’ IFRS funded status in the case of adverse market scenarios. Investment managers manage pension assets in line with investment mandates or guidelines as agreed with the pension plans’ trustees and investment committees.
For key defined benefit plans for which the Group aims to protect the IFRS funded status, the Group applies a liability driven investment approach. Risks from mismatches between fluctuations in the present value of the defined benefit obligations and plan assets due to capital market movements are minimized, subject to balancing relevant trade-offs.
This is achieved by allocating plan assets closely to the market risk factor exposures of the pension liability to interest rates, credit spreads and inflation. Thereby, plan assets broadly reflect the underlying risk profile and currency of the pension obligations.
Where the desired hedging level for market risks cannot be achieved with physical instruments (i.e., corporate and government bonds), derivatives are employed. Derivative overlays mainly include interest rate, inflation swaps and credit default swaps. Other instruments are also used, such as interest rate futures and options. In practice, a completely hedged approach is impractical, for instance because of insufficient market depth for ultra-long-term corporate bonds, as well as liquidity and cost considerations. Therefore, plan assets contain further return-seeking asset categories such as equity, real estate, high yield bonds or emerging markets bonds to create long-term value and achieve diversification benefits. Furthermore, this shift in the investment strategy allows for actively taken market risk exposures from interest rates and credit spreads within defined limits governed by the Pensions Committee. As a result, the market risk from plan assets has been reduced.
The Group purchased insurance to cover € 1.1 billion uninsured liability for the U.K. Staff Scheme in 2024 which negatively impacted Other Comprehensive Income in the Group’s financial statement by approximately € 120 million. In total, the Group has entered into five buy-in transactions in the U.K. with third-party insurers protecting the Group from movements in defined benefit obligations of around € 2.6 billion as at December 31, 2025.
Plan asset allocation to key asset classes
The following table shows the asset allocation of the Group’s funded defined benefit plans to key asset classes, i.e., exposures include physical securities in discretely managed portfolios and underlying asset allocations of any commingled funds used to invest plan assets.
Asset amounts in the following table include both “quoted” (i.e., Level 1 assets in accordance with IFRS 13 – amounts invested in markets where the fair value can be determined directly from prices which are quoted in active, liquid markets) and “other” (i.e., Level 2 and 3 assets in accordance with IFRS 13) assets.

	December 31, 2025					December 31, 2024
in € m.	Germany	U.K.	U.S.	Other	Total	Germany	U.K.	U.S.	Other	Total
Cash and cash equivalents	431	137	(18)	60	610	305	163	3	66	537
Equity instruments[1]	1,189	124	89	280	1,682	1,060	—	111	256	1,427
Investment-grade bonds[2]
Government	1,608	168	288	196	2,260	1,814	77	277	214	2,382
Non-government bonds	3,817	358	429	360	4,964	4,090	531	474	358	5,453
Non-investment-grade bonds
Government	96	—	4	5	105	86	—	4	4	94
Non-government bonds	359	43	9	23	434	380	17	19	25	441
Securitized and other Debt Investments	32	48	46	19	145	37	21	85	16	159
Insurance	—	2,626	—	18	2,644	—	2,756	—	16	2,772
Alternatives
Real estate	632	—	—	104	736	719	—	—	99	818
Commodities	77	—	—	4	81	54	—	—	2	56
Private equity	—	—	—	—	—	—	—	—	4	4
Other[3]	945	—	—	65	1,010	989	—	—	60	1,049
Derivatives (Market Value)
Interest rate	443	—	(29)	11	425	730	113	(49)	13	807
Credit	(12)	—	36	—	24	(18)	—	57	—	39
Inflation	—	—	—	11	11	—	—	—	14	14
Foreign exchange	15	1	—	2	18	(17)	—	—	(6)	(23)
Other	—	—	90	—	90	8	—	69	—	77
Total fair value of plan assets	9,632	3,505	944	1,158	15,239	10,237	3,678	1,050	1,141	16,106
[1]Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g., the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index
[2]Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A
[3]This position contains commingled funds which could not be segregated into the other asset categories
The following table sets out the Group’s funded defined benefit plan assets only invested in “quoted” assets, i.e., Level 1 assets in accordance with IFRS 13.

	December 31, 2025					December 31, 2024
in € m.	Germany	U.K.	U.S.	Other	Total	Germany	U.K.	U.S.	Other	Total
Cash and cash equivalents[1]	56	16	(18)	9	63	(118)	(56)	3	12	(159)
Equity instruments[2]	868	124	89	56	1,137	757	—	110	45	912
Investment-grade bonds[3]
Government	558	168	268	57	1,051	599	77	256	52	984
Non-government bonds	—	—	—	—	—	—	—	—	—	—
Non-investment-grade bonds
Government	5	—	—	—	5	2	—	1	—	3
Non-government bonds	—	—	—	—	—	—	—	—	—	—
Securitized and other Debt Investments	—	19	—	—	19	—	—	—	—	—
Insurance	—	—	—	—	—	—	—	—	—	—
Alternatives
Real estate	—	—	—	—	—	—	—	—	—	—
Commodities	—	—	—	—	—	—	—	—	—	—
Private equity	—	—	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—	—	—	—
Derivatives (Market Value)
Interest rate	—	—	(32)	—	(32)	—	—	(57)	—	(57)
Credit	—	—	—	—	—	—	—	—	—	—
Inflation	—	—	—	—	—	—	—	—	—	—
Foreign exchange	—	—	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	8	—	—	—	8
Total fair value of quoted plan assets	1,487	327	307	122	2,243	1,248	21	313	109	1,691
[1]Negative amounts relate to short-term liabilities
[2]Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g., the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index
[3]Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A
The following tables show the asset allocation of the “quoted” and “other” defined benefit plan assets by key geography in which they are invested.

	Dec 31, 2025
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	(26)	135	(5)	465	19	22	610
Equity instruments	74	102	568	497	354	87	1,682
Government bonds (investment-grade and above)	329	166	307	860	135	463	2,260
Government bonds (non-investment-grade)	—	—	—	6	—	99	105
Non-government bonds (investment-grade and above)	533	441	1,809	1,608	507	66	4,964
Non-government bonds (non-investment-grade)	4	20	27	378	3	2	434
Securitized and other Debt Investments	18	31	45	22	28	1	145
Subtotal	932	895	2,751	3,836	1,046	740	10,200
Share (in %)	9%	9%	27%	38%	10%	7%	100%
Other asset categories							5,039
Fair value of plan assets							15,239

	Dec 31, 2024
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	(20)	172	30	311	20	24	537
Equity instruments	29	30	818	345	150	55	1,427
Government bonds (investment-grade and above)	376	77	300	980	207	442	2,382
Government bonds (non-investment-grade)	2	—	1	—	—	91	94
Non-government bonds (investment-grade and above)	500	632	1,843	2,021	392	65	5,453
Non-government bonds (non-investment-grade)	26	27	22	359	3	4	441
Securitized and other Debt Investments	23	21	83	15	17	—	159
Subtotal	936	959	3,097	4,031	789	681	10,493
Share (in %)	9%	9%	30%	38%	8%	6%	100%
Other asset categories							5,613
Fair value of plan assets							16,106

Plan assets include derivative transactions with Group entities with an overall positive market value of around
€ 630 million at December 31, 2025 and € 810 million December 31, 2024, respectively. There is neither a material amount of securities issued by the Group nor other claims on Group assets included in the fair value of plan assets. The plan assets do not include any real estate which is used by the Group.
Key Risk Sensitivities
The Group’s defined benefit obligations are sensitive to changes in capital market conditions and actuarial assumptions.
Sensitivities to capital market movements and key assumption changes are presented in the following table. Each market risk factor or assumption is changed in isolation. Sensitivities of the defined benefit obligations are approximated using geometric extrapolation methods based on plan durations for the respective assumption. Duration is a risk measure that indicates the broad sensitivity of the obligations to a change in an underlying assumption and provides a reasonable approximation for small to moderate changes in those assumptions.
For example, the interest rate duration is derived from the change in the defined benefit obligation to a change in the interest rate based on information provided by the local actuaries of the respective plans. The resulting duration is used to estimate the remeasurement liability loss or gain from changes in the interest rate. For other assumptions, a similar approach is used to derive the respective sensitivity results.
For defined benefit pension plans, changes in capital market conditions will impact the plan obligations via actuarial assumptions (e.g., via the discount rate and price inflation rate) as well as the plan assets’ fair value. Where the Group applies a liability driven investment approach or has insured part of the obligations as in the U.K., the Group’s overall risk exposure to such changes is reduced. To help readers gain a better understanding of the Group’s risk exposures to key capital market movements, the net impact of the change in the defined benefit obligations and plan assets due to a change of the related market risk factor or underlying actuarial assumption is shown. Where changes in actuarial assumptions do not affect plan assets, only the impact on the defined benefit obligations is reported.
Asset-related sensitivities are derived for the Group’s major plans by using risk sensitivity factors determined by the
Group’s Market Risk Management function. These sensitivities are calculated based on information provided by the plans’
investment managers and extrapolated linearly to reflect the approximate change of the plan assets’ market value in case of a change in the underlying risk factor.
The sensitivities illustrate plausible variations over time in capital market movements and key actuarial assumptions. The
Group is not in a position to provide a view on the likelihood of these capital market or assumption changes. While these sensitivities illustrate the overall impact on the funded status of the changes shown, the significance of the impact and the range of reasonable possible alternative assumptions may differ between the different plans that comprise the aggregated results. Even though plan assets and plan obligations are sensitive to similar risk factors, actual changes in plan assets and obligations may not fully offset each other due to imperfect correlations between market risk factors and actuarial assumptions. Caution should be used when extrapolating these sensitivities due to non-linear effects that changes in capital market conditions and key actuarial assumptions may have on the overall funded status. Any management actions that may be taken to mitigate the inherent risks in the post-employment defined benefit plans are not reflected in these sensitivities.

	December 31, 2025				December 31, 2024
in € m.	Germany	U.K.	U.S.	Other	Germany	U.K.	U.S.	Other
Interest rate (–50 bps):
(Increase) in DBO	(455)	(165)	(25)	(40)	(525)	(210)	(25)	(45)
Expected increase in plan assets[1]	415	150	15	15	465	225	20	15
Expected net impact on funded status (de-) increase	(40)	(15)	(10)	(25)	(60)	15	(5)	(30)

Interest rate (+50 bps):
Decrease in DBO	435	155	25	40	500	195	25	40
Expected (decrease) in plan assets[1]	(415)	(140)	(15)	(15)	(465)	(205)	(20)	(15)
Expected net impact on funded status (de-) increase	20	15	10	25	35	(10)	5	25

Credit spread (–50 bps):
(Increase) in DBO	(455)	(165)	(50)	(45)	(525)	(210)	(55)	(50)
Expected increase in plan assets[1]	285	155	30	10	305	220	35	10
Expected net impact on funded status (de-) increase	(170)	(10)	(20)	(35)	(220)	10	(20)	(40)

Credit spread (+50 bps):
Decrease in DBO	435	155	45	45	500	195	50	45
Expected (decrease) in plan assets[1]	(285)	(145)	(30)	(10)	(305)	(200)	(35)	(10)
Expected net impact on funded status (de-) increase	150	10	15	35	195	(5)	15	35

Rate of price inflation (–50 bps):[2]
Decrease in DBO	140	115	5	10	165	150	5	10
Expected (decrease) in plan assets[1]	(180)	(120)	—	(5)	(260)	(150)	—	(5)
Expected net impact on funded status (de-) increase	(40)	(5)	5	5	(95)	—	5	5

Rate of price inflation (+50 bps):[2]
(Increase) in DBO	(250)	(115)	(5)	(10)	(280)	(160)	(5)	(10)
Expected increase in plan assets[1]	180	120	—	5	260	160	—	5
Expected net impact on funded status (de-) increase	(70)	5	(5)	(5)	(20)	—	(5)	(5)

Rate of real increase in future compensation levels (–50 bps):
Decrease in DBO, net impact on funded status	20	—	—	10	25	5	—	10

Rate of real increase in future compensation levels (+50 bps):
(Increase) in DBO, net impact on funded status	(20)	—	—	(10)	(25)	(5)	—	(10)

Longevity improvements by 10%:[3]
(Increase) in DBO	(190)	(55)	(20)	(10)	(205)	(60)	(20)	(10)
Expected increase in plan assets	—	55	—	—	—	55	—	—
Expected net impact on funded status (de-) increase	(190)	—	(20)	(10)	(205)	(5)	(20)	(10)
[1]Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the U.K., the U.S., Channel Islands, Switzerland and
Belgium which cover over 99% of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation
[2]Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption
[3]Estimated to be equivalent to an increase of around 1 year in overall life expectancy
Expected cash flows
The following table shows expected cash flows for post-employment benefits in 2026, including contributions to the
Group’s external pension trusts in respect of funded plans, direct payment to beneficiaries in respect of unfunded plans, as well as contributions to defined contribution plans.

2026
in € m.	Total
Expected contributions to
Defined benefit plan assets	95
BVV	60
Other defined contribution plans	280
Expected benefit payments for unfunded defined benefit plans	20
Expected total cash flow related to post-employment benefits	455

Expense of employee benefits
The following table presents a breakdown of specific expenses according to the requirements of IAS 19 and IFRS 2.

in € m.	2025	2024	2023
Expenses for defined benefit plans:
Service cost[1]	173	171	164
Net interest cost (income)	(51)	(40)	(45)
Total expenses defined benefit plans	122	131	119
Expenses for defined contribution plans:
BVV	60	61	55
Other defined contribution plans	280	282	265
Total expenses for defined contribution plans	341	343	320
Total expenses for post-employment benefit plans	462	474	439
Employer contributions to state-mandated pension plans
Pensions related payments social security in Germany	243	232	218
Contributions to pension fund for Postbank´s postal civil servants	55	51	57
Further pension related state-mandated benefit plans	260	258	248
Total employer contributions to state-mandated benefit plans	557	541	523
Expenses for share-based payments:
Expenses for share-based payments, equity settled[2]	493	426	436
Expenses for share-based payments, cash settled[2]	86	64	43
Expenses for cash retention plans[2]	459	471	448
Expenses for severance payments[3]	162	487	293
[1]Severance related items under Service Costs are reclassified to Expenses for Severance payments
[2]Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses
[3]Excluding the acceleration of expenses for deferred compensation awards not yet amortized. Severance related items under Service Costs were reclassified to Expense for Severance payments